Note 31 - Subsequent Event	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
31.	Subsequent event

On July 21, 2021, the Company issued 2,005,190 restricted ordinary shares in VivoPower International PLC, pursuant to the contracted terms of conversion of Aevitas convertible preference shares and convertible notes that redeemed on June 30, 2021. Of the new ordinary shares issued, 1,959,339 were issued to AWN Holdings Limited. Following this issuance, the beneficial ownership in VivoPower International PLC held by AWN Holdings Limited increased to 49.1%.